Income Taxes - Schedule of Unrecognized Tax Benefits (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Unrecognized tax benefits at the beginning of the period	$ 1,050	$ 1,050	$ 254
Additions for tax positions taken in prior years		248	185
Additions for tax positions taken in current year		845	611
Settlements with taxing authorities	$ (400)	(416)	0
Unrecognized tax benefits at the end of the period		$ 1,727	$ 1,050